SCHEDULE OF VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	$ 3,912,122	$ 5,684,271
Current liabilities	(1,312,841)	(1,038,542)
Net deficit	3,312,972	5,924,834
Cash	2,597,848	3,517,600
Prepaid taxes	636,218	1,104,495
Total current liabilities	1,312,841	1,038,542
Operating revenues	1,016,962	3,434,561
Gross profit	719,629	2,676,766
Loss from operations	(1,858,568)	(158,135)
Net loss	(2,524,244)	354,766
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	18,850	48,717
Current liabilities	(51,272)	(53,573)
Net deficit	(32,422)	(4,856)
Cash	17,493	37,387
Prepaid taxes	1,357	11,330
Accounts payable – intercompany	49,724	51,669
Other payables and accrued liabilities	1,548	1,904
Total current liabilities	51,272	53,573
Operating revenues		346,907
Gross profit		4,442
Loss from operations	(21,966)	(10,752)
Net loss	$ (27,966)	$ (24,014)